Annual Total Returns (Vanguard Small-Cap Value Index Fund - Admiral Shares Participant:) (Vanguard Small-Cap Value Index Fund, Vanguard Small-Cap Value Index Fund - Admiral Shares)	12 Months Ended
Dec. 31, 2012
Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - Admiral Shares
Annual Total Return
2012	18.77%